Selling and marketing expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Selling and marketing expenses
Selling and marketing expenses
8.	Selling and marketing expenses

Selling and marketing expenses consist mainly of expenses to attract new users through advertising. The following table summarizes selling and marketing expenses for the three and six months ended June 30, 2021 and 2020:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Advertising costs	(154,634)	(72,976)	(90,190)	(30,785)
Employee benefits expenses	(838)	(377)	(555)	(188)
	(155,472)	(73,353)	(90,745)	(30,973)

Advertising costs increased in 2021 in comparison with the respective periods of 2020 due to the higher involvement of advertising and marketing campaign. In the second quarter of 2021 there was a higher targeting cost to stimulate new bookings, which is the main reason the expense is higher than in the first quarter of 2021.

9. Selling and marketing expenses

Selling and marketing expenses consist mainly of expenses to attract new users through advertising. The following table summarizes selling and marketing expenses for the years ended December 31, 2020 and 2019:

	2020	2019
Advertising costs	(164,929)	(81,814)
Employee benefits expenses	(827)	(366)
	(165,756)	(82,180)